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                              European Equity Fund
                            Pacific Basin Equity Fund

                               SEMI-ANNUAL REPORT

                                 April 30, 1998

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------

              COMMON STOCKS & RIGHTS (96.9%)

              FINLAND (3.0%)
              MULTI-INDUSTRY
   78,700     Nokia AB.................... .......................  $  5,274,024
                                                                    ------------
              TOTAL FINLAND ......................................     5,274,024
                                                                    ------------

              FRANCE (15.4%)
              BANKING
   70,000     Banque National De Paris C.I. ......................     5,904,176
   34,300     Campagnie Financiere de Paribas.....................     3,651,971
   26,000     Societe Generale SA.................................     5,415,405
                                                                    ------------
                                                                      14,971,552
                                                                    ------------

              CAPITAL EQUIPMENT
   20,300     Alcatel Alsthom SA..................................     3,765,513
                                                                    ------------

              ENERGY
   20,900     Elf Aquitaine SA....................................     2,743,321
   20,900     Total SA ...........................................     2,486,026
                                                                    ------------
                                                                       5,229,347
                                                                    ------------

              MEDIA
    7,100     Canal Plus..........................................     1,234,320
                                                                    ------------

              SERVICES
    7,500     Accor SA............................................     2,045,001
                                                                    ------------
              TOTAL FRANCE .......................................    27,245,733
                                                                    ------------

              GERMANY (7.1%)
              BANKING
   85,300     Commerzbank AG......................................     3,289,270
   41,890     Deutsche Pfandbrief-und Hypothekenbank AG*..........     3,232,992
                                                                    ------------
                                                                       6,522,262
                                                                    ------------

              CAPITAL EQUIPMENT
   49,100     Siemens AG..........................................     2,872,865
                                                                    ------------

              INSURANCE
      294     Allianz AG (New)*...................................        89,615
   10,000     Allianz AG Registered...............................     3,075,980
                                                                    ------------
                                                                       3,165,595
                                                                    ------------
              TOTAL GERMANY.......................................    12,560,722
                                                                    ------------

              IRELAND (3.5%)
              BANKING
  160,000     Allied Irish Banks, Plc. ...........................     2,201,159
                                                                    ------------

              CONSUMER NON-DURABLES
1,270,000     Waterford Wedgewood, Plc. ..........................     2,121,564
                                                                    ------------

              PHARMACEUTICALS
   31,500     Elan Corp., Plc. ADR*...............................     1,956,938
                                                                    ------------
              TOTAL IRELAND.......................................     6,279,661
                                                                    ------------

              ITALY (6.7%)
              ENERGY
  431,000     Ente Nazionale Idrocarbun SpA (ENI).................     2,888,176
                                                                    ------------

              TELECOMMUNICATIONS
  584,000     Telecom Italia SpA..................................     4,399,740
  809,200     Telecom Italia Mobile SpA...........................     4,635,878
                                                                    ------------
                                                                       9,035,618
                                                                    ------------
              TOTAL ITALY ........................................    11,923,794
                                                                    ------------

              NETHERLANDS (7.5%)
              CONSUMER GOODS
   20,810     Heineken NV.........................................     4,827,269
                                                                    ------------

              ENERGY
   40,000     Royal Dutch Petroleum Co. ..........................     2,262,500
                                                                    ------------

              FINANCE
   46,000     Fortis Amev NV.....................................      2,691,550
                                                                    ------------

              MATERIALS
   17,205     Akzo Nobel NV.......................................     3,500,448
                                                                    ------------
              TOTAL NETHERLANDS...................................    13,281,767
                                                                    ------------

              POLAND (0.3%)
              BANKING
   26,000     Bank Handlowy W Warsza Wie SA GDR*..................       482,261
                                                                    ------------
              TOTAL POLAND........................................       482,261
                                                                    ------------

              ROMANIA (0.7%)
              MULTI-INDUSTRY
  242,918     Romanian Investment Fund, Ltd. (The)*...............     1,244,953
                                                                    ------------
              TOTAL ROMANIA.......................................     1,249,953
                                                                    ------------

              SPAIN (9.7%)
              ENERGY
   85,440     Repsol S.A. ........................................     4,684,334
                                                                    ------------

              FINANCE
   77,100     Banco Bilbao Vizcaya, S.A. .........................     4,075,214
   76,000     Banco Santander S.A. ...............................     3,912,279
                                                                    ------------
                                                                       7,987,493
                                                                    ------------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------

              SPAIN (continued)
              UTILITIES
  104,910     Telefonica de Espana S.A. ..........................  $  4,381,009
  104,910     Telefonica de Espana S.A. (Rights)*.................        82,661
                                                                    ------------
                                                                       4,463,670
                                                                    ------------
              TOTAL SPAIN ........................................    17,135,497
                                                                    ------------

              SWEDEN (5.6%)
              CAPITAL EQUIPMENT
   75,000     Ericsson (LM) Telephone Co., Class 'B'..............     3,952,467
                                                                    ------------

              CONSUMER DURABLES
   40,600     Electrolux AB (B free)..............................     3,775,769
                                                                    ------------

              FINANCE
   30,000     Skandia Foersaekrings AB............................     2,088,608
                                                                    ------------
              TOTAL SWEDEN .......................................     9,816,844
                                                                    ------------

              SWITZERLAND (10.3%)
              BANKING
    1,400     Credit Suisse Group AG Registered...................       307,897
    3,120     Union Bank of Switzerland...........................     5,023,605
                                                                    ------------
                                                                       5,331,502
                                                                    ------------

              CONSUMER GOODS
      370     Roche Holding AG DRC................................     3,749,317
                                                                    ------------

              CONSUMER NON-DURABLES
    2,380     Nestle AG Registered................................     4,615,661
                                                                    ------------

              PHARMACEUTICALS
    2,780     Norvartis AG Bearer.................................     4,609,557
                                                                    ------------
              TOTAL SWITZERLAND...................................    18,306,037
                                                                    ------------

              UNITED KINGDOM (27.1%)
              BANKING
  128,000     Barclays, Plc. .....................................     3,693,320
  250,000     Lloyds TSB Group, Plc. .............................     3,744,756
                                                                    ------------
                                                                       7,438,076
                                                                    ------------

              CONSUMER GOODS
  225,000     Smithkline Beecham, Plc. ...........................     2,683,428
  310,000     Unilever, Plc. .....................................     3,303,080
                                                                    ------------
                                                                       5,986,508
                                                                    ------------

              ENERGY
  280,000     Britsh Petroleum Co., Plc. .........................     4,425,963
  230,000     PowerGen, Plc. .....................................     3,108,545
  555,000     Shell Transport & Trading Co., Plc. ................     4,131,149
                                                                    ------------
                                                                      11,665,657
                                                                    ------------

              FOOD & BEVERAGES
  254,880     Diageo, Plc. .......................................     3,035,524
                                                                    ------------

              PHARMACEUTICALS
  140,000     Glaxo Wellcome, Plc. ...............................     3,957,607
                                                                    ------------

              REAL ESTATE
  250,000     British Land Co., Plc. (The) .......................     3,123,766
  177,000     Land Securities, Plc. ..............................     3,162,004
                                                                    ------------
                                                                       6,285,770
                                                                    ------------

              SERVICES
  315,000     BAA, Plc. ..........................................     3,206,188
  180,000     Granada Group, Plc. ................................     3,101,185
  185,000     Railtrack Group, Plc. ..............................     3,380,735
                                                                    ------------
                                                                       9,688,108
                                                                    ------------
              TOTAL UNITED KINGDOM ...............................    48,057,250
                                                                    ------------

TOTAL INVESTMENTS (identified cost $122,229,980) (a)...   96.9%     $171,608,543
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........    3.1         5,575,748
                                                         -----      ------------
NET ASSETS  ...........................................  100.0%     $177,184,291
                                                         =====      ============

----------
*     non-income producing security

(a) The aggregate cost for federal income tax purposes is $122,229,980, the aggregate gross unrealized appreciation is $50,868,621, and the aggregate gross unrealized depreciation is $1,490,058, resulting in net unrealized appreciation of $49,378,563.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)


ASSETS:
  Investments in securities, at value (identified
    cost $122,229,980) (Note 1) ...............................   $ 171,608,543
  Cash (including $876,728 in foreign currency) ...............       4,139,262
  Receivables for:
    Foreign tax reclaims ......................................         277,826
    Dividends .................................................         584,933
    Capital stock sold ........................................       1,095,544
                                                                  -------------
        Total Assets ..........................................     177,706,108
                                                                  -------------

LIABILITIES:
  Payables for:
    Capital stock redeemed ....................................         171,049
    Investment advisory fee (Note 2) ..........................          93,225
    Shareholder servicing/eligible institution
      fees (Note 2) ...........................................          35,856
    Administrative fee (Note 2) ...............................          21,514
    Accrued expenses and other liabilities ....................         200,173
                                                                  -------------
        Total Liabilities .....................................         521,817
                                                                  -------------

NET ASSETS ....................................................   $ 177,184,291
                                                                  =============
Net Assets Consist of:
  Paid-in capital .............................................   $ 116,238,059
  Distributions in excess of net investment income ............        (435,605)
  Accumulated net realized gain ...............................      12,001,046
  Net unrealized appreciation .................................      49,380,791
                                                                  -------------
Net Assets ....................................................   $ 177,184,291
                                                                  =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($177,184,291 / 4,201,886 shares) ...........................          $42.17
                                                                         ======

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)

INVESTMENT INCOME:
  Income:
     Dividends (net of foreign withholding taxes
       of $151,941) ..........................................     $  1,144,679
                                                                   ------------
  Expenses:
     Investment advisory fee (Note 2) ........................          502,382
     Shareholder servicing/eligible institution
       fees (Note 2) .........................................          193,224
     Administrative fee (Note 2) .............................          115,934
     Custodian fee (Note 3) ..................................          130,118
     Directors' fees and expenses (Note 2) ...................            7,865
     Miscellaneous expenses ..................................           14,785
                                                                   ------------
     Total Expenses ..........................................          964,308
         Fees paid indirectly (Note 3) .......................          (21,109)
                                                                   ------------
         Net Expenses ........................................          943,199
                                                                   ------------
  Net Investment Income ......................................          201,480
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
  Net realized gain on investments and foreign
     exchange transactions ...................................       12,001,833
  Net change in unrealized appreciation on investments
     and foreign exchange translations .......................       27,209,385
                                                                   ------------
         Net Realized and Unrealized Gain ....................       39,211,218
                                                                   ------------
  Net Increase in Net Assets Resulting from Operations .......     $ 39,412,698
                                                                   ============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    For the
                                               six months ended     For the
                                                April 30, 1998     year ended
                                                  (unaudited)   October 31, 1997
                                                  ----------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income ...................  $     201,480    $   1,587,020
     Net realized gain on investments and
        foreign exchange transactions ........     12,001,833       18,918,927
     Net change in unrealized appreciation
        on investments and foreign
        currency translations ................     27,209,385        3,865,165
                                                -------------    -------------
        Net increase in net assets
          resulting from operations ..........     39,412,698       24,371,112
                                                -------------    -------------
  Dividends and distributions declared
     (Note 1):
     From net investment income ..............       (744,927)      (1,711,429)
     In excess of net investment income ......       (435,605)            --
     From net realized gains .................    (19,684,595)      (9,446,042)
                                                -------------    -------------
        Total dividends and distributions
           declared ..........................    (20,865,127)     (11,157,471)
                                                -------------    -------------

  Capital stock transactions (Note 4):
     Net proceeds from sales of capital
        stock ................................     58,473,204       25,594,329
     Net asset value of capital stock
        issued to shareholders in
        reinvestment of distributions ........      1,850,819          706,526
     Net cost of capital stock redeemed ......    (55,865,978)     (31,685,844)
                                                -------------    -------------
        Net increase (decrease) in net
           assets resulting from capital
           stock transactions ................      4,458,045       (5,384,989)
                                                -------------    -------------

           Total increase in net assets ......     23,005,616        7,828,652

NET ASSETS:
  Beginning of period ........................    154,178,675      146,350,023
                                                -------------    -------------
  End of period (including distribution
     in excess of net investment
     income and undistributed net
     investment income of $435,605
     and $543,447, respectively) .............  $ 177,184,291    $ 154,178,675
                                                =============    =============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                               For the six
                                              months ended
                                                April 30,             For the years ended October 31,
                                                  1998      --------------------------------------------------
                                               (unaudited)   1997        1996      1995       1994       1993
                                               -----------  ------      ------    ------     ------     ------

Net asset value, beginning of period..........   $38.02     $35.02      $31.95    $31.82     $31.17     $27.15

Income from investment operations:
  Net investment income.......................     0.07       0.39        0.38(1)   0.45       0.39       0.21
  Net realized and unrealized gain............     9.53       5.29        4.08      2.09       1.80       6.09

Less dividends and distributions (Note 1):
  From net investment income..................    (0.20)     (0.41)        --        --       (0.25)     (0.36)
  In excess of net investment income..........    (0.11)       --          --        --         --         --
  From net realized gains.....................    (5.14)     (2.27)      (1.39)    (2.41)     (1.29)     (1.91)
  In excess of net realized gains.............      --         --          --        --         --       (0.01)
                                                 ------     ------      ------    ------     ------     ------
Net asset value, end of period................   $42.17     $38.02      $35.02    $31.95     $31.82     $31.17
                                                 ======     ======      ======    ======     ======     ======
Total return..................................    28.88%     17.28%      14.63%     9.42%      7.35%     24.82%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)... $177,184   $154,179    $146,350  $116,955   $110,632    $88,860
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................     1.25%(3)   1.32%       1.23%     1.24%      1.37%      1.50%
    Expenses paid by commissions(2)...........      --        0.01%       0.01%     0.05%       n/a        n/a
    Expense offset arrangement................     0.03%(3)   0.03%       0.09%     0.14%       n/a        n/a
                                                 ------     ------      ------    ------     ------     ------
        Total expenses........................     1.28%3     1.36%       1.33%     1.43%      1.37%      1.50%
  Ratio of net investment income to
    average net assets........................     0.26%(3)   1.02%       1.16%     1.55%      1.30%      1.28%
  Portfolio turnover rate.....................       24%        82%         42%       72%       124%        37%
  Average commission rate paid per share(4)...  $0.1550    $0.0062     $0.0212   $0.0216        --          --

----------
(1)   Calculated using average shares outstanding for the year.

(2) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(3)   Annualized.

(4) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                   (unaudited)

Shares                                                                  Value
-------                                                              -----------

           COMMON STOCKS & WARRANTS (83.4%)

           AUSTRALIA (3.7%)
           ENERGY
144,000    Woodside Petroleum, Ltd. ...............................  $   942,058
                                                                     -----------

           SERVICES
529,714    Pasminco, Ltd. .........................................      559,720
                                                                     -----------
           TOTAL AUSTRALIA ........................................    1,501,778
                                                                     -----------

           INDIA (6.0%)
           CONSUMER DURABLES
 11,700    Bajaj Auto, Ltd.*.......................................      175,507
                                                                     -----------

           CONSUMER GOODS
 10,200    Ranbaxy Laboratories, Ltd. .............................      170,407
                                                                     -----------

           FINANCE
361,050    Industrial Credit & Investment Corp. of India, Ltd.*....      939,103
                                                                     -----------

           MATERIALS
 18,000    Gransim Industries, Ltd. ...............................      184,500
239,000    Indo Gulf Fertilisers and Chemicals Corp., Ltd. GDR.....      274,850
 55,000    Indo Gulf Fertilisers and Chemicals Corp., Ltd. GDR+....       63,250
126,200    Reliance Industries, Ltd. ..............................      607,883
                                                                     -----------
                                                                       1,130,483
                                                                     -----------
           TOTAL INDIA.............................................    2,415,500
                                                                     -----------

           JAPAN (73.7%)
           BANKING
392,000    Long-Term Credit Bank of Japan, Ltd. ...................      642,769
 71,000    Sumitomo Trust and Banking Co., Ltd. ...................      371,256
                                                                     -----------
                                                                       1,014,025
                                                                     -----------

           CAPITAL EQUIPMENT
120,000    Fujikura, Ltd. .........................................      618,407
  1,050    Fujikura, Ltd. (Warrants)*..............................       29,390
                                                                     -----------
                                                                         647,797
                                                                     -----------
           COMPUTER SOFTWARE
 40,000    Meitec Corp. ...........................................    1,314,795
                                                                     -----------

           CONSUMER ELECTRONICS
 40,000    Canon Inc. .............................................      946,048
 12,000    Sony Corp. .............................................      998,338
                                                                     -----------
                                                                       1,944,386
                                                                     -----------

           CONSUMER GOODS
140,000    Kirin Brewery Co., Ltd. ................................    1,221,853
100,000    Suzuki Motor Corp. .....................................      859,906
                                                                     -----------
                                                                       2,081,759
                                                                     -----------

           CONSUMER NON-DURABLES
 24,000    Fuji Photo Film Co. ....................................      854,164
 15,000    Nintendo Co., Ltd. .....................................    1,355,599
                                                                     -----------
                                                                       2,209,763
                                                                     -----------

           ELECTRIC COMPONENTS
 12,000    Kyocera Corp. ..........................................      629,288
 29,000    Matsushita Communications Industrial Co., Ltd. .........      856,808
 90,000    Minebea Co., Ltd. ......................................    1,006,498
 11,000    Rohm Co., Ltd. .........................................    1,236,814
 12,000    TDK Corp. ..............................................      948,466
                                                                     -----------
                                                                       4,677,874
                                                                     -----------

           FINANCE
 19,000    Orix Corp. ............................................     1,313,662
                                                                     -----------

           MATERIALS
 48,000    Bridgestone Corp. ......................................    1,095,360
 95,000    Kurita Water Industries.................................    1,045,904
                                                                     -----------
                                                                       2,141,264
                                                                     -----------

           METAL PRODUCTS
 62,000    Toyo Seikan Kaisha, Ltd. ...............................      798,776
                                                                     -----------

           MULTI-INDUSTRY
560,000    Prospect Japan Fund*....................................    1,820,000
                                                                     -----------

           PHARMACEUTICALS
 72,000    Eisai Co., Ltd. ........................................    1,033,701
 96,000    Santen Pharmaceutical Co., Ltd. ........................      953,907
 39,000    Yamanouchi Pharmaceutical Co., Ltd. ....................      922,397
                                                                     -----------
                                                                       2,910,005
                                                                     -----------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                   (unaudited)

Shares                                                                  Value
-------                                                              -----------

           JAPAN (continued)
           PRECISION INSTRUMENTS
 36,000    Hoya Corp. .............................................  $ 1,191,476
                                                                     -----------

           RETAIL
 21,000    Ito-Yokato Co., Ltd. ...................................    1,086,973
                                                                     -----------

           SERVICES
 37,100    Benesse Corp. ..........................................    1,199,849
 35,000    Credit Saison...........................................      759,030
    100    Credit Saison (Warrants)*...............................      155,000
507,000    Kawasaki Kisen Kaisha, Ltd. ............................      747,053
 11,220    Nichiei Co., Ltd. ......................................      873,251
                                                                     -----------
                                                                       3,734,183
                                                                     -----------

           TELECOMMUNICATIONS
     76    Japan Telecom Co., Ltd. ................................      775,276
                                                                     -----------
           TOTAL JAPAN.............................................   29,662,014
                                                                     -----------

           PAKISTAN (0.0%)
           MATERIALS
     65    Cresent Textile Mills, Ltd.*............................           15
                                                                     -----------
           TOTAL PAKISTAN..........................................           15
                                                                     -----------

TOTAL INVESTMENTS (identified cost $36,071,107) (a) ...      83.4%   $33,579,307

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........      16.6      6,661,811
                                                            -----    -----------
NET ASSETS ............................................     100.0%   $40,241,118
                                                            =====    ===========

----------
*     non-income producing security

+     Rule 144A security

(a) The aggregate cost for federal income tax purposes is $36,071,107, the aggregate gross unrealized appreciation is $2,947,799, and the aggregate gross unrealized depreciation is $5,439,599, resulting in net unrealized depreciation of $2,491,800.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)

ASSETS:
  Investments in securities, at value (identified
     cost $36,071,107) (Note 1) ................................   $ 33,579,307
  Cash (including $28,785 in foreign currency) .................      4,635,594
  Receivables for:
     Investments sold ..........................................        721,587
     Foreign exchange contracts sold (Note 5) ..................        692,430
     Dividends .................................................        180,564
     Capital stock sold ........................................        492,900
                                                                   ------------
        Total Assets ...........................................     40,302,382
                                                                   ------------
LIABILITIES:
  Payables for:
     Investment advisory fee (Note 2) ..........................         21,433
     Foreign withholding taxes .................................         15,986
     Shareholder servicing/eligible institution
       fees (Note 2) ...........................................          8,244
     Administrative fee (Note 2) ...............................          4,946
     Accrued expenses and other liabilities ....................         10,655
                                                                   ------------
        Total Liabilities ......................................         61,264
                                                                   ------------
NET ASSETS .....................................................   $ 40,241,118
                                                                   ============
Net Assets Consist of:
  Paid-in capital ..............................................   $ 77,726,055
  Distributions in excess of net investment income .............     (2,044,257)
  Accumulated net realized loss ................................    (33,636,379)
  Net unrealized depreciation ..................................     (1,804,301)
                                                                   ------------
Net Assets .....................................................   $ 40,241,118
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($40,241,118 / 1,878,045 shares)..............................         $21.43
                                                                         ======

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)


INVESTMENT INCOME
  Income:
     Dividends (net of foreign withholding taxes
        of $23,534) ..........................................     $    138,255
                                                                   ------------
  Expenses:
     Investment advisory fee (Note 2) ........................          165,635
     Shareholder servicing/eligible institution
        fees (Note 2) ........................................           63,706
     Administrative fee (Note 2) .............................           38,223
     Custodian fee (Note 3) ..................................           83,354
     Directors' fees and expenses (Note 2) ...................            6,625
     Professional fees .......................................           18,100
     Miscellaneous expenses ..................................           13,326
                                                                   ------------
     Total Expenses ..........................................          388,969
        Fees paid indirectly (Note 3) ........................          (51,090)
                                                                   ------------
        Net expenses .........................................          337,879
                                                                   ------------
  Net Investment Loss ........................................         (199,624)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3)
  Net realized loss on investments and foreign
     exchange transactions ...................................      (19,275,477)
  Net change in unrealized depreciation on investments
     and foreign exchange translations .......................       15,122,939
                                                                   ------------
         Net Realized and Unrealized Loss ....................       (4,152,538)
                                                                   ------------
  Net Decrease in Net Assets Resulting from Operations .......     $ (4,352,162)
                                                                   ============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   For the
                                              six months ended       For the
                                               April 30, 1998      year ended
                                                 (unaudited)    October 31, 1997
                                              ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss) ..........   $    (199,624)    $       1,856
     Net realized loss on investments and
       foreign exchange transactions .......     (19,275,477)       (9,573,901)
     Net change in unrealized appreciation
       (depreciation) on investments and
       foreign currency translations .......      15,122,939       (11,759,012)
                                               -------------     -------------
       Net decrease in net assets
         resulting from operations .........      (4,352,162)      (21,331,057)
                                               -------------     -------------

  Dividends and distributions declared
     (Note 1):
     From net investment income ............      (1,144,528)           (1,856)
     In excess of net investment income ....      (2,044,257)       (1,232,885)
     From net realized gains ...............            --          (1,393,227)
     In excess of net realized gains .......            --          (2,266,428)
                                               -------------     -------------
       Total dividends and distributions
         declared ..........................      (3,188,785)       (4,894,396)
                                               -------------     -------------

  Capital stock transactions (Note 4):
     Net proceeds from sales of capital
       stock ...............................      25,428,487        35,999,815
     Net asset value of capital stock
       issued to shareholders in
       reinvestment of distributions .......         147,083            43,114
     Net cost of capital stock redeemed ....     (80,099,996)      (58,195,932)
                                               -------------     -------------
       Net decrease in net assets
         resulting from capital stock
         transactions ......................     (54,524,426)      (22,153,003)
                                               -------------     -------------
       Total decrease in net assets ........     (62,065,373)      (48,378,456)

NET ASSETS:
  Beginning of period ......................     102,306,491       150,684,947
                                               -------------     -------------
  End of period (including distribution in
     excess of net investment income
     and undistributed net investment
     income of $2,044,257 and
     $1,344,152, respectively) .............   $  40,241,118     $ 102,306,491
                                               =============     =============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                              For the six
                                              months ended
                                               April 30,              For the years ended October 31,
                                                 1998       --------------------------------------------------
                                              (unaudited)    1997       1996         1995     1994       1993
                                              -----------   ------     ------       ------   -------    ------
Net asset value, beginning of period..........   $24.52     $30.19      $29.88    $39.85     $39.87     $27.53

Income from investment operations:
  Net investment income (loss)................    (0.10)(1)   0.00(1,3)   0.05(1)   0.11       0.14       0.14
  Net realized and unrealized gain (loss).....    (1.37)     (4.69)       1.62     (4.50)      1.26      13.18

Less dividends and distributions (Note 1):
  From net investment income..................    (0.36)     (0.00)(3)   (0.86)    (0.00)(3)  (0.14)     (0.02)
  In excess of net investment income..........    (1.26)     (0.25)      (0.50)      --         --         --
  From net realized gains.....................      --       (0.28)        --      (5.58)     (1.28)     (0.96)
  In excess of net realized gains.............      --       (0.45)        --        --         --         --
                                                 ------     ------      ------    ------     ------     ------
Net asset value, end of period................   $21.43     $24.52      $30.19    $29.88     $39.85     $39.87
                                                 ======     ======      ======    ======     ======     ======
Total return..................................    (5.77)%   (16.03)%      5.65%   (10.62)%     3.48%     50.02%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)...  $40,241   $102,306    $150,685  $114,932   $120,469    $92,863
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................     1.33%(2)   1.19%       1.13%     1.24%      1.29%      1.50%
    Expenses paid by commissions(4) ..........      --        0.01%       0.01%     0.05%       n/a        n/a
    Expense offset arrangement................     0.20%(2)   0.06%       0.16%     0.14%       n/a        n/a
                                                 ------     ------      ------    ------     ------     ------
        Total expenses........................     1.53%(2)   1.26%       1.30%     1.43%      1.29%      1.50%
  Ratio of net investment income (loss) to
    average net assets........................    (0.78)%(2)  0.00%       1.16%     0.53%      0.39%      0.62%
  Portfolio turnover rate.....................       19%        83%         58%       82%        86%        79%
  Average commission rate paid per share(5) ..  $0.0540    $0.0195     $0.0149   $0.0092        --         --

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3)   Less than $0.01 per share.

(4) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(5) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-ended management investment company organized under the laws of the State of Maryland on July 19, 1990. The Funds commenced operations on November 1, 1990.

      Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions;
      (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

            B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Funds do not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

      received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts.  The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ form generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amounts of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

             F. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund's average daily net assets. For the six months ended April 30, 1998, the European Equity Fund and the Pacific Basin Fund incurred $502,382 and $165,635, respectively, for advisory services.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a sub administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1998, the European Equity Fund and the Pacific Basin Equity Fund incurred $115,934 and $38,223, respectively, for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% if each Fund's average daily net assets. For the six months ended April 30, 1998, the European Equity Fund and the Pacific Basin Equity Fund incurred $193,224 and $63,706, respectively, for such services.

      Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the six months ended April 30, 1998, the European Equity Fund and the Pacific Basin Equity Fund incurred $7,865 and $6,625, respectively, for these fees.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                                 European      Pacific Basin
                                                Equity Fund     Equity Fund
                                                -----------    -------------
      Purchases...........................      $ 2,239,011     $17,220,643
      Sales...............................      $57,401,810     $67,907,111

      There were no purchases or sales of U.S. government obligations during the year. Custody fees for the European Equity Fund and the Pacific Basin Equity Fund were further reduced by $21,109 and $51,090, respectively, as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:

                                                        European Equity Fund        Pacific Basin Equity Fund
                                                   -----------------------------  ------------------------------
                                                     For the six   For the year     For the six    For the year
                                                    months ended   ended October   months ended    ended October
                                                   April 30, 1998     31, 1997    April 30, 1998     31, 1997
                                                   --------------  -------------  --------------   -------------
Capital stock sold.............................      1,528,390        727,395        1,160,933       1,257,815
Capital stock issued in connection with
   reinvestment of dividends and
   distributions...............................         55,002         21,179            7,078           1,499
Capital stock repurchased......................     (1,436,968)      (872,257)       (3,462,236)    (2,077,900)
                                                    ----------       --------        ----------     ----------
Net increase (decrease)........................        146,424       (123,683)       (2,294,225)      (818,586)
                                                    ==========       ========        ==========     ==========

       5. Financial Instruments with Off-Balance Sheet Risk. At April 30, 1998, the Pacific Basin Equity Fund had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in the foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Funds bear risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at April 30, 1998:

                              Contracts      In Exchange   Deliver   Unrealized
                             to deliver          For        Date    Appreciation
                             ----------      -----------   -------  ------------
Pacific Basin
  Equity Fund:
                          JPY 5,800,000,000  $50,060,418   07/16/98    $692,430
                                                                       --------

      6. Federal Income Tax Status. At October 31, 1997, the Pacific Basin Equity Fund, for federal income taxes purposes, had a capital loss carryforward of $12,262,899 which may be applied against any net taxable realized gain of each succeeding year until the earlier of it utilization or expiration on October 31, 2005.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This  report  is  submitted  for  the  general   information  of
shareholders  and  is  not   authorized   for   distribution  to
prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.